Earnings(Loss) Per Share (Details)	6 Months Ended
Jun. 30, 2024 shares
Disclosure of Earnings Per Share [Abstract]
Ordinary shares issued	65,000,000
Conversion ratio	4.82
Conversion of preference shares into ordinary shares	4.82
Number of shares dilutive in future	3,913,134